Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 17, 2013
Closing Date:		September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$113,381,196.75	0.4535248	$79,705,572.91	0.3188223	$33,675,623.84
Class A-2 Notes	$410,000,000.00	1.0000000	$410,000,000.00	1.0000000	$-
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$1,147,711,196.75	0.8936264	$1,114,035,572.91	0.8674060	$33,675,623.84

Weighted Avg. Coupon (WAC)	3.54%		3.54%
Weighted Avg. Remaining Maturity (WARM)	55.59		54.64
Pool Receivables Balance	$1,209,613,504.12		$1,174,408,977.39
Remaining Number of Receivables	66,753		65,960

Adjusted Pool Balance	$1,167,121,641.55		$1,133,446,017.71

III. COLLECTIONS

Principal:
Principal Collections	$34,092,360.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$412,885.91
Total Principal Collections	$34,505,246.80

Interest:
Interest Collections	$3,556,859.51
Late Fees & Other Charges	$56,928.55
Interest on Repurchase Principal	$-
Total Interest Collections	$3,613,788.06

Collection Account Interest	$734.69
Reserve Account Interest	$69.06
Servicer Advances	$-

Total Collections	$38,119,838.61

1 of 3

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$38,119,838.61
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$38,119,838.61

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,008,011.25		$1,008,011.25	$1,008,011.25
Collection Account Interest					$734.69
Late Fees & Other Charges					$56,928.55
Total due to Servicer					$1,065,674.49

2. Class A Noteholders Interest:
Class A-1 Notes		$20,786.55		$20,786.55
Class A-2 Notes		$194,750.00		$194,750.00
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$721,425.30		$721,425.30	$721,425.30

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$36,146,461.74

9. Regular Principal Distribution Amount:					$33,675,623.84
		Distributable Amount		Paid Amount
Class A-1 Notes				$33,675,623.84
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$33,675,623.84		$33,675,623.84
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$33,675,623.84		$33,675,623.84

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,470,837.90

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$42,491,862.57
Beginning Period Amount	$42,491,862.57
Current Period Amortization	$1,528,902.89
Ending Period Required Amount	$40,962,959.68
Ending Period Amount	$40,962,959.68
Next Distribution Date Required Amount	$39,461,296.95

2 of 3

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.66%	1.71%	1.71%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.95%	65,266	98.73%	$1,159,451,027.85
30 - 60 Days	0.84%	551	1.00%	$11,801,887.22
61 - 90 Days	0.17%	110	0.21%	$2,420,152.08
91 + Days	0.05%	33	0.06%	$735,910.24
		65,960		$1,174,408,977.39
Total
Delinquent Receivables 61 + days past due	0.22%	143	0.27%	$3,156,062.32
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	130	0.24%	$2,915,396.01
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.13%	87	0.16%	$1,956,284.13
Three-Month Average Delinquency Ratio	0.18%		0.22%

Repossession in Current Period		50		$1,109,413.49
Repossession Inventory		63		$857,053.15

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,112,165.84
Recoveries				$(412,885.91)
Net Charge-offs for Current Period				$699,279.93

Beginning Pool Balance for Current Period				$1,209,613,504.12

Net Loss Ratio				0.69%
Net Loss Ratio for 1st Preceding Collection Period				0.66%
Net Loss Ratio for 2nd Preceding Collection Period				0.11%
Three-Month Average Net Loss Ratio for Current Period				0.49%

Cumulative Net Losses for All Periods				$1,650,770.81
Cumulative Net Losses as a % of Initial Pool Balance				0.12%

Principal Balance of Extensions				$8,161,677.86
Number of Extensions				361

3 of 3